12 Financial assets and financial liabilities (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Loans and financing	R$ 617,485	R$ 60,357
Lease liabilities	447,703	284,515	R$ 212,360
Accounts payable to selling shareholders	518,240	300,237
Liquidity Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables	35,743	17,628
Loans and financing	698,398	62,487
Lease liabilities	1,023,546	704,309
Accounts payable to selling shareholders	534,638	332,215
Notes payable	94,886
Advances from customers	63,839	36,860
Derivatives		757
Financial liabilities contractual undiscounted	2,451,050	1,154,256
More Than 5 Years [Member] | Liquidity Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables
Loans and financing	3,094	1,926
Lease liabilities	705,115	502,831
Accounts payable to selling shareholders
Notes payable
Advances from customers
Derivatives
Financial liabilities contractual undiscounted	708,209	504,757
Less Than 1 Year [Member] | Liquidity Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables	35,743	17,628
Loans and financing	125,137	54,507
Lease liabilities	63,092	44,139
Accounts payable to selling shareholders	191,145	137,608
Notes payable	11,083
Advances from customers	63,839	36,860
Derivatives		757
Financial liabilities contractual undiscounted	490,039	291,499
1 to 3 Years [Member] | Liquidity Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables
Loans and financing	566,157	3,537
Lease liabilities	131,225	81,326
Accounts payable to selling shareholders	262,340	182,535
Notes payable	83,803
Advances from customers
Derivatives
Financial liabilities contractual undiscounted	1,043,525	267,398
3 To 5 Years [Member] | Liquidity Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables
Loans and financing	4,010	2,517
Lease liabilities	124,114	76,013
Accounts payable to selling shareholders	81,153	12,072
Notes payable
Advances from customers
Derivatives
Financial liabilities contractual undiscounted	R$ 209,277	R$ 90,602